Schedule of Assets Acquired and Liabilities Assumed in Acquisition (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 25, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Goodwill	$ 7,956,824	$ 7,956,824
Rennova Health Inc [Member]
Business Acquisition [Line Items]
Cash			$ 46
Accounts Receivable			34,591
Prepaid Expenses and other current assets			858
Property and Equipment, net			711
Intellectual Property			2,365,000
Customer Relationships			66,000
Tradename			473,000
Goodwill			7,956,824
Total Assets Acquired			10,897,030
Accounts payable			766,343
Accrued Expenses			1,379,922
Notes Payable			298,419
Total Liabilities Assumed			2,444,684
Net Assets Acquired			$ 8,452,346